Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Liabilities
8.	Accrued Liabilities

	December 31,
	2011	2010
Voyage and vessel	5,727	6,634
Interest	4,313	5,592
Payroll and benefits to related parties	4,487	4,297

	14,527	16,523